INTANGIBLE ASSETS (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
INTANGIBLE ASSETS
Amortization expense	$ 952	¥ 6,167	¥ 2,567	¥ 1,824
Estimated amortization expenses
2016		7,188
2017		7,092
2018		6,745
2019		5,474
2020		¥ 2,949